Revenue and Customers (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Contract Assets and Contract Liabilities

	Successor	Predecessor
	September 30, 2021	December 31, 2020
Current contract assets	$4,143	$10,687
Noncurrent contract assets	—	3,174

Total contract assets	4,143	13,861

Current contract liabilities (deferred revenue)	(13,025)	(34,990)
Noncurrent contract liabilities (deferred revenue)	(4,466)	(24,896)

Total contract liabilities	$(17,491)	$(59,886)

Significant changes in the remaining performance obligation contract assets and the contract liabilities balances for the nine months ended September 30, 2021 and 2020 are as follows:

	Contract Assets	Contract Liabilities
Net balance at 12/31/2019 (Predecessor)	$30,800	$(65,055)

Amortization of deferred costs	(22,736)	—
Additions to deferred costs	7,365	—
Amortization of deferred revenue	—	46,523
Additions to deferred revenue	—	(41,515)

Total	(15,371)	5,008

Net balance at 9 /30/2020 (Predecessor)	$15,429	$(60,047)

Net balance at 12/31/2020 (Predecessor)	$13,861	$(59,886)

Amortization of deferred costs	(1,607)	—
Additions to deferred costs	432	—
Amortization of deferred revenue	—	4,142
Additions to deferred revenue	—	(25,479)
Fresh start accounting revaluation	(12,686)	72,936

Total	$(13,861)	$51,599

Net balance at 2/5/21 (Predecessor)	$—	$(8,287)

Net balance at 2/6/21 (Successor)	$—	$(8,287)

Amortization of deferred costs	(1,293)	—
Additions to deferred costs	5,436	—
Amortization of deferred revenue	—	5,962
Additions to deferred revenue	—	(15,166)

Total	4,143	(9,204)

Net balance at 9 /30/2021 (Successor)	$4,143	$(17,491)

The following table provides information about contract assets and contract liabilities from contracts with customers:

	December 31, 2020	December 31, 2019
Current contract assets	$10,687	$21,292
Noncurrent contract assets	3,174	9,508

Total contract assets	13,861	30,800

Current contract liabilities (deferred revenue)	(34,990)	(34,196)
Noncurrent contract liabilities (deferred revenue)	(24,896)	(30,859)

Total contract liabilities	$(59,886)	$(65,055)

	Contract Assets	Contract Liabilities
Net balance at December 31, 2018	$47,664	$(80,753)
Amortization of deferred costs	(39,936)	—
Additions to deferred costs	23,072	—
Amortization of deferred revenue	—	65,312
Additions to deferred revenue	—	(49,614)

Total	(16,864)	15,698

Net balance at December 31, 2019	$30,800	$(65,055)
Amortization of deferred costs	(27,043)	—
Additions to deferred costs	10,104	—
Amortization of deferred revenue	—	57,915
Additions to deferred revenue	—	(52,746)

Total	(16,939)	5,169

Net balance at December 31, 2020	$13,861	$(59,886)

Schedule of Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction	The following table reflects revenue expected to be recognized in the future related to unsatisfied performance obligations, by rig type, as of September 30, 2021:

	For the Years Ended December 31,
	2021 (1)	2022	2023	2024	2025 and beyond	Total

Floaters	$2,371	$14,804	$316	$—	$—	$17,491
Jackups	—	—	—	—	—	—

Total	$2,371	$14,804	$316	$—	$—	$17,491

The following table reflects revenue expected to be recognized in the future related to unsatisfied performance obligations, by rig type, at the end of the reporting period:

	Year Ending December 31,
	2021	2022	2023	2024	2025 and beyond	Total
Floaters	$27,005	$13,487	$9,199	$915	$—	$50,606
Jackups	7,539	1,741	—	—	—	9,280

Total	$34,544	$15,228	$9,199	$915	$—	$59,886

Schedule of Disaggregation of Revenue by Rig Types	The following table provides information about contract drilling revenue by rig types:

	Successor	Predecessor
	Three Months Ended September 30, 2021	Three Months Ended September 30, 2020

Floaters	$158,313	$127,286
Jackups	72,841	99,764

Total	$231,154	$227,050

	Successor	Predecessor
	Period From February 6, 2021 through September 30, 2021	Period From January 1, 2021 through February 5, 2021	Nine Months Ended September 30, 2020
Floaters	$349,634	$50,057	$367,304
Jackups	166,046	23,994	347,251

Total	$515,680	$74,051	$714,555

The following table provides information about contract drilling revenue by rig types:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Floaters (1)	491,407	727,177
Jackups	417,829	518,881

Total (1)	909,236	1,246,058

(1)
Includes the impact of the
Noble Bully II
contract buyout during the year ended December 31, 2019. Exclusive of this item, revenue for the year ended December 31, 2019 would have been $560,319 for floaters and $1,079,200 for total rigs.